Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2021
Restatement of Previously Issued Financial Statements [Abstract]
Restatement of Previously Issued Financial Statements

Note 2 - Restatement of Previously Issued Financial Statements

Subsequent to filing of its Form 20-F, the Company identified errors in its historical financial statements related to the accounting for the acquisition of Cheyi. The Company used negotiated and agreed price of the Company’s ordinary shares, which is $4.00 per shares, for the recognition of the valuation of shares issued in the acquisition and purchase consideration. However, the Company should have used the quoted trading price of the Company’s ordinary shares on the date of acquisitions for the valuation of shares issued in the acquisition and purchase consideration.

The tables below summarize the effects of the restatement on the consolidated balance sheets as of December 31, 2021. There was no impact from this restatement on the years ended prior to December 31, 2021.

	As of December 31, 2021
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Goodwill	$20,152,890	$(5,995,320)	$14,157,570
Total non-current asset	42,740,835	(5,995,320)	36,745,515
Total assets	$82,349,986	$(5,995,320)	$76,354,666

Other payables and accrued liabilities	$19,269,124	$(5,995,320)	$13,273,804
Total current liabilities	34,301,001	(5,995,320)	28,305,681
Total liabilities	$34,681,052	$(5,995,320)	$28,685,732